Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 9,845,000,000	¥ 0	¥ 0
Aggregate amortization expenses for intangible assets	23,164,000,000	17,467,000,000	9,680,000,000
Estimated amortization expenses in fiscal 2016	24,224,000,000
Estimated amortization expenses in fiscal 2017	21,130,000,000
Estimated amortization expenses in fiscal 2018	18,062,000,000
Estimated amortization expenses in fiscal 2019	15,825,000,000
Estimated amortization expenses in fiscal 2020	14,440,000,000
Intangible assets subject to amortization acquired	51,237,000,000
Impairment losses on intangible assets	358,000,000	0	0
Corporate Financial Services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	550,000,000	0	0
Real Estate
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	8,708,000,000	¥ 0	¥ 0
Overseas
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	587,000,000
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 9,986,000,000
Weighted average amortization period	5 years
Customer relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 30,481,000,000
Weighted average amortization period	14 years